Collaboration and License Agreements - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Feb. 15, 2017	Dec. 31, 2016	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Jul. 05, 2017
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaboration and license agreement termination period					Sep. 30, 2019
Conversion of convertible note payable					$ 0	$ 13,729,000	$ 0
Cumulative catch-up adjustment in revenue				$ 4,600,000
Novartis [Member] | Convertible Promissory Note [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Debt instrument, interest rate		6.00%
Debt instrument, maturity date		Dec. 31, 2019
Debt instrument, conversion price percentage		120.00%
Promissory note, principal amount		$ 15,000,000
Conversion of convertible note payable	$ 15,000,000
Conversion of convertible note payable to common stock	2,882,519
Conversion price	$ 5.77
Collaboration Agreement [Member] | Novartis [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Non-refundable payment received			$ 50,000,000
Proceeds from option exercised									$ 7,000,000
Collaboration and license agreement termination period					Sep. 30, 2019
Maximum milestone payments to be received upon achievement of certain milestones			$ 650,000,000
Percentage of observational study costs			50.00%
Assumed percentage of observational study costs upon completion of ongoing Phase 2b trails			100.00%
Collaboration Agreement [Member] | Novartis [Member] | Scenario Forecast [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Future milestone payments								$ 150,000,000
Investment Agreement [Member] | Novartis [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Debt instrument, maximum borrowing capacity			$ 15,000,000
Debt instrument, interest rate			6.00%
Debt instrument, maturity date			Dec. 31, 2019
Investment Agreement [Member] | Novartis [Member] | Convertible Promissory Note [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Debt instrument, conversion price percentage		120.00%
Number of days trailing average closing price of common stock immediately prior to the conversion date		20 days
Promissory note, principal amount		$ 15,000,000
Conversion of convertible note payable	$ 15,000,000
Conversion of convertible note payable to common stock	2,882,519
Conversion price	$ 5.77